FINANCIAL INSTRUMENTS (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
	Jan. 20, 2021 $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jul. 14, 2023 ¥ / shares	Jun. 30, 2023 CNY (¥)	Apr. 03, 2023 ¥ / shares shares
IfrsStatementLineItems [Line Items]
Exercise prices of warrants | ¥ / shares					¥ 0.623		¥ 3.115
Number of warrants adjusted							316,800
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Aggregate of shares	3,960,000
Common shares at a price	1.85
Warrants exercisable shares	1,584,000
Initial exercise price | $ / shares	$ 2.35
Derivative financial liabilities fair value		$ 1,427				¥ 9,246
Fair value gain loss		$ 12	¥ 86	¥ 559